CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital Stock
Number of Warrants Beginning Balance	944,997	964,997
Weighted Average Exercise Price Beginning Balance	$ 0.59	$ 0.60
Issued	8,000,000	80,000
Issued Per Share	$ 0.05	$ 0.50
Expired	(80,000)	1,200,000
Expired Per share	$ 0.50	$ 0.05
Number Of Warrants Ending Balance	9,200,000	944,997
Weighted Average Exercise Price Ending Balnce	$ 0.05	$ 0.59